Securities (Amortized Cost and Fair Value of Debt Securities by Contractual Maturity) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Schedule Of Available For Sale Securities [Line Items]
Due in one year or less, Amortized Cost	$ 1,002	$ 4,829
Due from one to five years, Amortized Cost	7,573	4,018
Amortized Cost	9,377	10,394
Due in one year or less, Fair Value	1,000	4,821
Due from one to five years, Fair Value	7,536	4,012
Available-for-sale Securities, Total	9,368	10,445
Mortgage-Backed Securities - Residential [Member]
Schedule Of Available For Sale Securities [Line Items]
Amortized Cost	463	687
Available-for-sale Securities, Total	481	727
Collateralized Mortgage Obligations [Member]
Schedule Of Available For Sale Securities [Line Items]
Amortized Cost	339	860
Available-for-sale Securities, Total	$ 351	$ 885